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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Fund(1)	as of September 30, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 0.7%
$11,000,000	@@, #, C	Canadian Imperial Bank of Commerce, 5.500%, due 10/26/07	$10,997,277
		Total Certificate of Deposit
		(Cost $10,997,277)	10,997,277
COLLATERALIZED MORTGAGE OBLIGATION: 0.6%
10,750,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.390%, due 11/13/07	10,750,000
		Total Collateralized Mortgage Obligation
		(Cost $10,750,000)	10,750,000
COMMERCIAL PAPER: 38.5%
44,500,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	44,192,105
30,000,000	#	Barton Capital Corp., 6.100%, due 10/05/07	29,979,667
48,500,000		Cafco LLC, 6.000%, due 10/12/07	48,062,639
63,000,000	#	Ciesco L.P., 5.900%, due 12/14/07	62,158,695
40,000,000		Concord Minutemen Capital Co. LLC, 5.285%, due 10/18/07	39,900,172
25,000,000		Concord Minutemen Capital Co. LLC, 6.350%, due 10/02/07	24,995,590
38,000,000		Crown Point Capital Co., 5.285%, due 10/18/07	37,905,164
15,500,000		Crown Point Capital Co., 6.000%, due 03/14/08	15,073,750
22,268,000	#	Edison Asset Securitization Corp., 6.000%, due 10/02/07	22,227,175
8,224,000	#	Jupiter Securitization Corp., 6.350%, due 10/10/07	8,210,944
8,000,000		Louis Dreyfus Corp., 6.000%, due 10/19/07	7,976,000
13,000,000		Louis Dreyfus Corp., 6.200%, due 10/04/07	12,993,283
33,719,000		Old Line Funding LLC, 6.000%, due 11/15/07	33,149,027
30,000,000		Park Avenue Receivables Corp., 5.550%, due 10/11/07	29,950,972
10,791,000		Saint Germain Holdings Ltd., 5.400%, due 10/01/07	10,791,000
50,400,000		Thunder Bay Funding LLC, 6.000%, due 11/16/07	49,916,388
29,000,000	@@, #	Total Capital, 5.250%, due 11/23/07	28,775,854
26,000,000	#	Variable Funding Capital, 5.900%, due 11/16/07	25,803,989
20,000,000		Westpac Securities New Zealand, 5.290%, due 10/22/07	19,938,283
38,000,000		Windmill Funding Corp., 6.220%, due 10/19/07	37,881,820
56,000,000		Yorktown Capital LLC, 6.050%, due 12/14/07	55,712,222
		Total Commercial Paper
		(Cost $645,594,739)	645,594,739
CORPORATE BONDS/NOTES: 57.8%
3,500,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	3,500,723
5,750,000		Allstate Life Global Funding II, 5.129%, due 08/27/08	5,750,488
10,940,000	#	Allstate Life Global Funding II, 5.402%, due 01/25/08	3,428,112
3,500,000	#	Allstate Life Global Funding II, 5.476%, due 06/20/08	10,887,742
2,100,000		American Express, 5.130%, due 12/12/07	2,099,952
4,250,000		American Express, 5.394%, due 05/16/08	4,189,346
11,000,000	@@, #	American Express, 5.496%, due 08/20/08	11,000,170
11,565,000		American Express Bank FSB, 5.229%, due 11/21/07	11,566,247
14,000,000		American Express Bank FSB, 5.763%, due 10/16/08	13,970,256
6,050,000		American Express Centurion, 5.833%, due 11/16/07	6,050,650
18,290,000	#, C	American General Finance Corp., 5.292%, due 11/15/07	18,272,489
16,000,000		American General Finance Corp., 5.480%, due 01/18/08	16,006,595
34,200,000	#	American General Finance Corp., 5.803%, due 09/12/08	34,204,669
4,000,000	#	American Honda Finance Corp., 5.186%, due 02/04/08	4,001,152
10,000,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	9,950,029
5,100,000		American International Group, 5.210%, due 06/23/08	5,095,877
2,900,000	@@, #	ANZ National Bank, 5.302%, due 05/16/08	2,881,977
7,100,000	@@, #	Banco Santander Totta, 5.763%, due 08/15/08	7,100,279
7,500,000	#	Bank of America N.A., 4.815%, due 12/04/07	7,499,879
9,500,000	#	Bank of New York Mellon Corp., 5.189%, due 05/27/08	9,500,000
19,400,000		Bear Stearns Cos., Inc., 4.550%, due 07/02/08	19,008,116

PORTFOLIO OF INVESTMENTS
ING VP Money Market Fund(1)	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$12,750,000		Bear Stearns Cos., Inc., 5.189%, due 08/28/08	$12,750,000
12,300,000		Bear Stearns Cos., Inc., 5.225%, due 08/05/08	12,300,000
6,850,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	6,817,155
4,000,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	4,003,826
5,000,000		Bear Stearns Cos., Inc., 5.618%, due 12/15/07	5,011,114
4,300,000		Bear Stearns Cos., Inc., 5.853%, due 01/15/08	4,301,474
13,200,000		Canadian Imperial Bank of Commerce, 4.860%, due 02/14/08	13,201,734
6,000,000		Canadian Imperial Bank of Commerce, 5.136%, due 08/22/08	6,001,057
12,000,000		Citigroup Funding, Inc., 4.860%, due 03/14/08	12,002,240
20,500,000		Credit Suisse, 4.820%, due 03/14/08	20,499,575
4,000,000		Credit Suisse, 5.456%, due 06/01/08	4,026,714
2,865,000	L	Credit Suisse, 5.731%, due 06/02/08	2,867,422
5,865,000		Credit Suisse, 5.900%, due 03/27/08	5,884,805
13,000,000	@@, #	Danske Bank A/S, 5.466%, due 08/19/08	12,999,118
35,000,000	@@	Deutsche Bank, 5.598%, due 06/19/08	35,006,379
3,600,000		General Electric Capital Corp., 5.661%, due 03/04/08	3,600,153
22,000,000	I	Goldman Sachs Group, Inc., 5.121%, due 04/11/08	22,000,000
19,550,000	#	Goldman Sachs Group, Inc., 5.823%, due 09/12/08	19,553,125
7,800,000	@@, #	HBOS Treasury Services PLC, 5.198%, due 10/31/08	7,800,000
27,000,000	@@, #	HBOS Treasury Services PLC, 5.280%, due 06/24/08	27,000,000
2,590,000	@@, #	HBOS Treasury Services PLC, 5.335%, due 11/30/07	2,582,437
3,000,000		HSBC Finance Corp., 5.316%, due 01/15/08	2,994,209
13,500,000		HSBC Finance Corp., 5.312%, due 06/17/08	13,595,620
6,420,000		HSBC Finance Corp., 5.368%, due 03/11/08	6,385,608
5,000,000		HSBC Finance Corp., 5.500%, due 05/09/08	4,996,147
5,500,000		JPMorgan Chase & Co., 5.384%, due 08/01/08	5,526,840
3,000,000		JPMorgan Chase & Co., 5.412%, due 06/30/08	2,940,075
2,850,000		Lehman Brothers Holdings, Inc., 5.260%, due 04/02/08	2,848,983
5,700,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08	5,609,155
16,339,000		Lehman Brothers Holdings, Inc., 5.819%, due 02/01/08	16,416,556
1,000,000	#	Marshall & Ilsley Bank, 5.030%, due 02/08/08	994,187
6,000,000	#	MBIA Global Funding, LLC, 4.815%, due 03/14/08	6,000,000
28,000,000	#	MBIA Global Funding, LLC, 4.850%, due 11/28/07	28,001,078
19,000,000	#	MBIA Global Funding, LLC, 4.870%, due 02/15/08	19,002,716
6,925,000	#	MBIA Global Funding, LLC, 5.186%, due 01/11/08	6,926,722
4,500,000		MBNA Corp., 5.790%, due 05/05/08	4,511,746
7,000,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08	6,938,147
27,000,000		Merrill Lynch & Co., Inc., 5.340%, due 08/22/08	27,000,000
6,800,000		Merrill Lynch & Co., Inc., 5.485%, due 10/19/07	6,800,415
10,000,000		Morgan Stanley, 5.206%, due 09/03/08	10,007,566
8,000,000		Morgan Stanley, 5.246%, due 09/03/08	8,004,239
9,000,000		Morgan Stanley, 5.390%, due 04/25/08	9,002,456
7,450,000		Morgan Stanley, 5.449%, due 04/01/08	7,384,159
17,000,000		Morgan Stanley, 5.770%, due 03/07/08	17,005,668
8,500,000		Morgan Stanley, 5.975%, due 05/14/08	8,520,362
14,000,000		Natixis SA, 4.810%, due 12/05/07	13,999,512
10,040,000		PNC Funding Corp., 5.353%, due 03/10/08	9,990,274
25,500,000		Royal Bank of Canada, 4.380%, due 01/22/08	25,495,613
11,500,000		Royal Bank of Canada, 4.805%, due 04/02/08	11,499,247
14,000,000	@@, #	Royal Bank of Scotland, 5.159%, due 08/20/08	14,003,062
12,000,000	@@, #	Santander US Debt SA, 5.298%, due 09/19/08	11,981,678
35,500,000	@@, #	Santander US Debt SA, 5.370%, due 02/06/08	35,503,501
2,900,000		Santander US Debt SA, 5.420%, due 10/21/08	2,894,849
2,600,000		Suntrust Bank, 5.099%, due 10/29/07	2,599,877
3,500,000		Suntrust Bank, 5.473%, due 11/19/07	3,500,000
15,000,000		Suntrust Bank, 5.704%, due 06/12/08	14,997,031
2,800,000		Toyota Motor Credit Corp., 4.350%, due 03/17/08	2,798,967
4,200,000		Toyota Motor Credit Corp., 4.350%, due 03/24/08	4,198,360
32,500,000		Toyota Motor Credit Corp., 4.840%, due 06/16/08	32,505,410
9,250,000		Toyota Motor Credit Corp., 5.470%, due 10/12/07	9,249,768
14,500,000	@@, C	UBS AG, 5.437%, due 11/28/07	14,498,905
8,500,000		US Bank, 5.390%, due 10/01/07	8,500,000
30,300,000		Washington Mutual Bank, 5.390%, due 04/18/08	30,291,134
23,800,000		Washington Mutual Bank, 5.570%, due 11/16/07	23,801,268
14,000,000	#	Wells Fargo & Co., 5.833%, due 09/12/08	14,006,202
7,800,000		Westpac Banking Corp., 5.785%, due 07/11/08	7,800,000

		Total Corporate Bonds/Notes
		(Cost $967,700,388)	967,700,388

PORTFOLIO OF INVESTMENTS
ING VP Money Market Fund(1)	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
REPURCHASE AGREEMENTS: 2.0%
$33,249,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $33,262,577 to be received upon repurchase (Collateralized by $33,885,000 Federal Home Loan Mortgage Corporation, 3.250% - 5.500%, market value plus accrued interest $34,265,740, due 11/02/07-05/23/12).		$33,249,000

	Total Repurchase Agreements
	(Cost $33,249,000)		33,249,000
SECURITIES LENDING COLLATERALcc: 0.1%
1,000,151	Bank of New York Mellon Corp. Institutional Cash Reserves		1,000,151

	Total Securities Lending Collateral:
	(Cost $1,000,151)		1,000,151

	Total Investments in Securities
	(Cost $1,669,291,555)*	99.7%	$1,669,291,555
	Other Assets and Liabilities - Net	0.3	5,128,409
	Net Assets	100.0%	$1,674,419,964

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.  Rate shown reflects current rate.

ABS	Asset-Backed Securities
CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
C	Bond may be called prior to maturity date
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Item 2. Controls and Procedures.

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007